Note 7 - Stockholders' Equity and Common Stock Warrants - Warrants Outstanding to Acquire Shares of Its Common Stock (Details) - $ / shares	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Common stock warrants, outstanding (in shares)	88,252	111,891
Warrants Issued in Connection with the January 2018 Offering [Member]
Common stock warrants, outstanding (in shares)		23,639
Warrants Issued in Connection with the January 2018 Offering [Member] | Minimum [Member]
Range of exercise price (in dollars per share)			$ 599.71
Warrants Issued in Connection with the January 2018 Offering [Member] | Maximum [Member]
Range of exercise price (in dollars per share)			749.76
Warrants Issued in Connection with May 2019 Public Offering [Member]
Common stock warrants, outstanding (in shares)	27,648	27,648
Warrants Issued in Connection with May 2019 Public Offering [Member] | Minimum [Member]
Range of exercise price (in dollars per share)			250.09
Warrants Issued in Connection with May 2019 Public Offering [Member] | Maximum [Member]
Range of exercise price (in dollars per share)			306.04
Warrants Issued in Connection with the November 2019 Offering [Member]
Common stock warrants, outstanding (in shares)	4,269	4,269
Range of exercise price (in dollars per share)	$ 17.51	$ 17.51
Warrants Issued in Connection with the December 2019 Offering [Member]
Common stock warrants, outstanding (in shares)	6,264	6,264
Warrants Issued in Connection with the December 2019 Offering [Member] | Minimum [Member]
Range of exercise price (in dollars per share)			$ 21.68
Warrants Issued in Connection with the December 2019 Offering [Member] | Maximum [Member]
Range of exercise price (in dollars per share)	$ 34.92
The May 2020 Offering Warrants [Member]
Common stock warrants, outstanding (in shares)	11,424	11,424
Range of exercise price (in dollars per share)	$ 65.65	$ 65.65
The May 2020 Investor Warrant Exercise [Member]
Common stock warrants, outstanding (in shares)	4,998	4,998
Range of exercise price (in dollars per share)	$ 29.7	$ 29.70
Underwriter Warrants in Connection with the February 2021 Common Stock Offering [Member]
Common stock warrants, outstanding (in shares)	33,649	33,649
Range of exercise price (in dollars per share)	$ 64.08	$ 64.08